Accounting pronouncements adopted	12 Months Ended
Dec. 31, 2017
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Description Of New Accounting Pronouncements Adopted [Text Block]
3.	Accounting pronouncements adopted:

On January 1, 2018, the Company adopted the new accounting standard ASC 606, Revenue from Contracts with Customers and all the related amendments (“new revenue standard”) to all contracts using the modified retrospective method.  The Company expects to recognize the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of retained earnings at that date.  The comparative information will not be restated and will continue to be reported under the accounting standards in effect for those periods.  The Company does not expect the adoption of the new revenue standard to have a material impact to its statement of operations and comprehensive loss and to its statement of cash flows on an ongoing basis. A majority of the Company’s revenue continues to be recognized when products are shipped from its warehousing and logistics facilities.  There is expected to be no changes to the treatment of cash flows and cash will continue to be collected in line with contractual terms under the new revenue standard.

The anticipated cumulative effect of the adoption of the new revenue standard on the Company’s consolidated January 1, 2018 balance sheet is summarized in the following table:

	December 31, 2017	Adjustments	January 1, 2018

Deferred revenue	$2,502	$300	$2,802
Deficit	$(392,865)	$(300)	$(393,165)

The anticipated transition adjustment arises from the Company’s treatment of an upfront payment it received from one of its distributors for the rights to distribute one of the Company’s commercialized products.  The upfront payment was previously amortized immediately upon receipt over a 10-year term.  Under the new revenue standard, the upfront payment has been deferred and will be amortized at a later time.

During the year ended December 31, 2017, the Company adopted Accounting Standards Update (“ASU”) 2017-1, “Business Combinations (Topic 805): Clarifying the Definition of a Business”, issued by the Financial Accounting Standards Board (“FASB”) in January 2017. ASU 2017-01 requires that when substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar identifiable assets, the integrated set of assets and activities is not considered a business. To be a business, the set of acquired activities and assets must include inputs and one or more substantive processes that together contribute to the ability to create outputs. The Company has applied ASU 2017-1 in assessing a distribution agreement entered into during the year ended December 31, 2017 (note 9) and determined that the arrangement shall be accounted for as an asset acquisition under the clarified definition.

During the year ended December 31, 2017, the Company adopted ASU 2016-09, “Improvements to Employee Share-Based Payment Accounting”, issued by the FASB in March 2016. ASU 2016-09 simplifies several aspects of accounting for employee share-based payment transactions, including accounting for income taxes, forfeitures and statutory tax withholding requirements, as well as classification in the statements of cash flows.  As a result of the adoption, the Company reclassified income tax withholding payments on the vesting of restricted share units of $65, $95 and $38 for the years ended December 31, 2017, 2016 and 2015, respectively, from cash used in operating activities to cash used in financing activities on the consolidated statement of cash flows.

During the year ended December 31, 2017, the Company adopted ASU 2015-17, “Balance Sheet Classification of Deferred Taxes”, issued by the FASB in November 2015. ASU 2015-17 requires that deferred tax assets and liabilities be classified as noncurrent. As a result of the adoption, the Company reclassified deferred tax assets of $320 and $460 from current assets to noncurrent assets as of December 31, 2017 and December 31, 2016, respectively, on the consolidated balance sheet.